UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10531

Nicholas Family of Funds, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/2006

Item 1. Schedule of Investments.

                          SCHEDULE OF INVESTMENTS (UNAUDUITED)
                                 Nicholas Liberty Fund
                                    AS OF: 03/31/06

                                                                           VALUE
                                                                      ----------
COMMON STOCKS - 88.66%
             Consumer Discretionary - Consumer Services - 2.21%
  12,400     Coinmach Service Corp. - Class A                         $  116,560
   3,100     Expedia, Inc.   *                                            62,837
                                                                      ----------
                                                                         179,397
                                                                      ----------
             Consumer Discretionary - Media - 20.99%
   3,500     Clear Channel Communications,Inc.                           101,535
  15,242     DIRECTV Group, Inc. (The)   *                               249,969
  14,200     EchoStar CommunicationsCorporation  *                       424,154
   5,233     Liberty Global, Inc. - SeriesA  *                           107,119
  10,533     Liberty Global, Inc. - SeriesC  *                           208,027
  38,633     Liberty Media Corporation- Class A  *                       317,177
  24,100     Radio One, Inc. - Class A   *                               180,268
   7,668     Salem Communications Corporation  *                         115,097
                                                                      ----------
                                                                       1,703,346
                                                                      ----------
             Consumer Discretionary - Retail - 7.83%
   3,900     Bed Bath & Beyond Inc.   *                                  149,760
   4,800     Family Dollar Stores, Inc.                                  127,680
   7,113     IAC/InterActiveCorp   *                                     209,620
   2,800     Kohl's Corporation   *                                      148,428
                                                                      ----------
                                                                         635,488
                                                                      ----------
             Energy - 6.49%
   5,000     Exploration Company of Delaware (The)  *                     56,200
  10,700     Hiland Partners, LP   *                                     470,265
                                                                      ----------
                                                                         526,465
                                                                      ----------
             Financials - Diversified - 2.37%
   3,400     National Financial Partners Corporation                     192,168
                                                                      ----------
             Financials - Insurance - 7.29%
   2,600     Assurant, Inc.                                              128,050
   4,300     Nationwide Financial Services,Inc.                          184,986
   5,020     St. Paul Travelers Companies,Inc.                           209,786
   2,000     Willis Group Holdings Limited                                68,520
                                                                      ----------
                                                                         591,342
                                                                      ----------
             Health Care - Equipment - 1.17%
   2,300     Kinetic Concepts, Inc.   *                                   94,691
                                                                      ----------
             Health Care - Services - 10.73%
   5,600     Allion Healthcare, Inc.   *                                  75,936
  10,000     DaVita, Inc.   *                                            602,100
   7,400     Dialysis Corporation ofAmerica  *                            98,198
   4,400     Health Management Associates,Inc.                            94,908
                                                                      ----------
                                                                         871,142
                                                                      ----------
             Industrials - Commerical Services & Supplies - 6.59%
   7,600     ARAMARK Corporation                                         224,504
   3,800     Cintas Corporation                                          161,956
   2,600     Manpower Inc.                                               148,668
                                                                      ----------
                                                                         535,128
                                                                      ----------
             Information Technology - Hardware & Equipment - 6.79%
   7,600     FLIR Systems, Inc.   *                                      215,916
   4,200     Plantronics, Inc.                                           148,806
   1,100     ScanSource, Inc.   *                                         66,451
   8,400     Vishay Intertechnology, Inc.   *                            119,616
                                                                      ----------
                                                                         550,789
                                                                      ----------
             Information Technology - Semiconductors &
              Semiconductor Equipment - 3.08%
   8,900     Wright Express Corporation   *                              249,645
                                                                      ----------
             Information Technology - Software & Services -11.02%
   3,800     Fiserv, Inc.   *                                            161,690
   3,195     Hewitt Associates, Inc.   *                                  95,019
  12,400     Keane, Inc.   *                                             195,300
   6,800     Microsoft Corporation                                       185,028
   1,600     NAVTEQ Corporation   *                                       81,040
   9,550     TESSCO Technologies Incorporated  *                         176,675
                                                                      ----------
                                                                         894,752
                                                                      ----------
             Telecommunication Serv - Services - 2.10%
   9,100     Asia Satellite Telecommunications Holdings Limited          170,170
                                                                      ----------
TOTAL Common Stocks   (COST: $    5,666,574)                           7,194,523
                                                                      ----------

SHORT-TERM INVESTMENTS - 11.09%
             Commercial Paper - 8.31%
$100,000     General Electric Capital Corporation 04/07/06, 4.73%         99,948
 175,000     Kraft Foods Inc. 04/11/06, 4.73%                            174,816
 100,000     UBS Finance (Delaware) LLC 04/17/06, 4.61%                   99,821
 150,000     Walt Disney Company (The)04/17/06, 4.59%                    149,732
 150,000     General Electric Capital Corporation 04/18/06, 4.74%        149,704
                                                                      ----------
                                                                         674,021
                                                                      ----------
             Variable Rate Demand Notes - 2.79%
 226,048     Wisconsin Corporate Central Credit Union
              04/01/06, 4.49%                                            226,048
                                                                      ----------
TOTAL Short-Term Investments   (COST: $      900,069)                    900,069
                                                                      ----------

TOTAL SECURITY HOLDINGS  ( 99.75%):                                  8,094,592
OTHER ASSETS, NET OF LIABILITIES ( 0.25%):                              20,426
                                                                      ----------
TOTAL NET ASSETS:                                                     $8,115,018
                                                                      ----------
                                                                      ----------

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of March 31, 2006, investment cost for federal tax purposes was $6,570,542 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $1,765,607
              Unrealized depreciation .......................   (241,557)
                                                              ----------
              Net unrealized appreciation ................... $1,524,050
                                                              ----------
                                                              ----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/25/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/25/2006